Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,683,068.23

Principal:
Principal Collections	$18,786,772.39
Prepayments in Full	$13,036,046.58
Liquidation Proceeds	$444,133.10
Recoveries	$32,891.53
Sub Total	$32,299,843.60
Collections	$34,982,911.83

Purchase Amounts:
Purchase Amounts Related to Principal	$281,063.71
Purchase Amounts Related to Interest	$2,263.72
Sub Total	$283,327.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,266,239.26

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	15
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$35,266,239.26
Servicing Fee	$621,041.41	$621,041.41	$0.00	$0.00	$34,645,197.85
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,645,197.85
Interest - Class A-2 Notes	$33,307.26	$33,307.26	$0.00	$0.00	$34,611,890.59
Interest - Class A-3 Notes	$193,040.00	$193,040.00	$0.00	$0.00	$34,418,850.59
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$34,345,174.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,345,174.92
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$34,308,674.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,308,674.42
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$34,279,733.42
Third Priority Principal Payment	$1,062,820.52	$1,062,820.52	$0.00	$0.00	$33,216,912.90
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$33,177,009.40
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,177,009.40
Regular Principal Payment	$30,231,293.70	$30,231,293.70	$0.00	$0.00	$2,945,715.70
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,945,715.70
Residuel Released to Depositor	$0.00	$2,945,715.70	$0.00	$0.00	$0.00
Total		$35,266,239.26

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,062,820.52
Regular Principal Payment					$30,231,293.70
Total					$31,294,114.22
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$31,294,114.22	$71.97	$33,307.26	$0.08	$31,327,421.48	$72.05
Class A-3 Notes	$0.00	$0.00	$193,040.00	$0.48	$193,040.00	$0.48
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$31,294,114.22	$23.32	$405,367.93	$0.30	$31,699,482.15	$23.62

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$105,180,819.04	0.2419062	$73,886,704.82	0.1699326
Class A-3 Notes	$406,400,000.00	1.0000000	$406,400,000.00	1.0000000
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$719,990,819.04	0.5365818	$688,696,704.82	0.5132595

Pool Information
Weighted Average APR	4.286%	4.276%
Weighted Average Remaining Term	43.61	42.76
Number of Receivables Outstanding	40,310	39,421
Pool Balance	$745,249,692.33	$712,466,830.94
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$724,403,855.66	$692,617,998.52
Pool Factor	0.5507551	0.5265279

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$10,687,002.46
Yield Supplement Overcollateralization Amount	$19,848,832.42
Targeted Overcollateralization Amount	$23,770,126.12
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$23,770,126.12

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	15

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		94	$234,845.61
(Recoveries)		61	$32,891.53
Net Losses for Current Collection Period			$201,954.08
Cumulative Net Losses Last Collection Period			$3,011,470.54
Cumulative Net Losses for all Collection Periods			$3,213,424.62

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.33%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.42%	491	$10,098,719.42
61-90 Days Delinquent	0.13%	41	$932,338.31
91-120 Days Delinquent	0.06%	17	$417,236.63
Over 120 Days Delinquent	0.08%	28	$568,973.20
Total Delinquent Receivables	1.69%	577	$12,017,267.56

Repossession Inventory:
Repossessed in the Current Collection Period		29	$672,386.71
Total Repossessed Inventory		48	$1,172,795.57

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3976%
Preceding Collection Period			0.4503%
Current Collection Period			0.3325%
Three Month Average			0.3935%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1941%
Preceding Collection Period			0.2183%
Current Collection Period			0.2182%
Three Month Average			0.2102%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer